BIOLOGICAL ASSETS (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
INCOME TAXES
Biological assets, beginning balance	$ 0
Fair value adjustment on biological assets	286,540
Exchange realignement	(921)
Transferred to inventory upon harvest	(259,008)
Biological assets, endining balance	$ 26,611